Summary of significant accounting policies (Details Narrative) - USD ($)		12 Months Ended
	Mar. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for credit losses		$ 2,420	$ 2,504
Inventory obsolescence		0	0
Allowance for credit losses related to other receivables		0	0
Allowance for doubtful account related to prepaid expenses and other current assets		0	0
Impairment of property and equipment		0	0	0
Impairment loss on goodwill				971,229
Goodwill		0	0
Impairment loss of long-lived assets		14,755,560		167,787
Forward purchase receivables		$ 0	0
Recycled per shares		$ 2.50
Purchase liability		$ 0	0
Contract liabilities		477,916	0
Advertising cost		77,580	455,260	855,863
Employee expenses		$ 351,517	$ 316,971	$ 340,756
Convertible Debt Securities [Member]
Antidilutive shares		36,517	422,625	1,411,725
Warrants Convertible Debt [Member]
Antidilutive shares		4,458,625	4,458,625	4,458,625
SINGAPORE
Goods and services taxes rate		9.00%	8.00%	7.00%
MALAYSIA
Services taxes rate percentage	8.00%			6.00%
Central Provident Fund [Member]
Employee plan description		17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase
Skill Development Levy [Member]
Employee plan description		up to 0.25% based on employee’s monthly salary capped approximately $8.3 (SGD 11.25) for each employee.
Social Security Organization [Member]
Employee plan description		1.75% based on employee’s monthly salary capped of RM 4,000
Employees Provident Fund [Member]
Employee plan description		12% based on employee’s monthly salary
Employment Insurance System [Member]
Employee plan description		0.2% based on employee’s monthly salary capped of RM 4,000
UG Digitech Sdn Bhd [Member]
Ownership percentage		39.30%
UG Digitech Private Limited [Member]
Ownership percentage		100.00%
Ownership subsidiary percentage		98.30%
Carrying amount		$ 0